Salaries and welfare charges (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Salaries and welfare charges
Balance at beginning of period	R$ 52,312	R$ 26,015	R$ 20,466
Addition	65,603	51,916	26,033
Payment	(50,402)	(28,667)	(21,024)
Effect of movements in exchange rates	5,297	3,048	540
Balance at end of period	R$ 72,810	R$ 52,312	R$ 26,015